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                   UNITED STATES                             OMB APPROVAL
         SECURITIES AND EXCHANGE COMMISSION             OMB Number:    3235-0582
                   WASHINGTON, DC 20549                 Expires:    May 31, 2021
                                                        Estimated average burden
                     FORM N-PX                          hours per response..7.2


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-21482
                                  ---------------------------------------------

                            SunAmerica Specialty Series
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  Harborside 5
                         185 Hudson Street, Suite 3300
                         Jersey City, New Jersey 07311
-------------------------------------------------------------------------------
             (Address of principal executive offices)  (Zip code)

                                   John Genoy
            President and Principal Executive Officer of the Funds
                                  SunAmerica
                              Asset Management LLC
                                  Harborside 5
                         185 Hudson Street, Suite 3300
                         Jersey City, New Jersey 07311
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  10/31
                        -------------------------
Date of reporting period:  07/01/2021-08/18/2021
                         ------------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21482
Reporting Period: 07/01/2021 - 08/18/2021
SunAmerica Specialty Series


For shareholder meetings held July 1, 2021 to August 18, 2021*

*During the reporting period, on or before July 16, 2021 all of the remaining series of SunAmerica Specialty Series were either liquidated or sold to Touchstone Investments and held no voting shares of record after that date.







============================ AIG ESG Dividend Fund =============================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to August 18, 2021. The Portfolio was liquidated on July 12, 2021 and held no voting shares of record after that date.

THE J. M. SMUCKER COMPANY

Ticker:       SJM            Security ID:  832696405
Meeting Date: AUG 18, 2021   Meeting Type: Annual
Record Date:  JUN 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Susan E. Chapman-Hughes  For       For          Management
1b    Elect Director Paul J. Dolan            For       For          Management
1c    Elect Director Jay L. Henderson         For       For          Management
1d    Elect Director Kirk L. Perry            For       For          Management
1e    Elect Director Sandra Pianalto          For       For          Management
1f    Elect Director Alex Shumate             For       For          Management
1g    Elect Director Mark T. Smucker          For       For          Management
1h    Elect Director Richard K. Smucker       For       For          Management
1i    Elect Director Timothy P. Smucker       For       For          Management
1j    Elect Director Jodi L. Taylor           For       For          Management
1k    Elect Director Dawn C. Willoughby       For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation




=========================== AIG Income Explorer Fund ===========================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to August 18, 2021, 2021. The Portfolio was liquidated on July 12, 2021 and held no voting shares of record after that date.

HIGHLAND INCOME FUND

Ticker:       HFRO           Security ID:  43010E503
Meeting Date: JUL 08, 2021   Meeting Type: Annual
Record Date:  JUN 14, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director John Honis               For       Withhold     Management


--------------------------------------------------------------------------------

THE J. M. SMUCKER COMPANY

Ticker:       SJM            Security ID:  832696405
Meeting Date: AUG 18, 2021   Meeting Type: Annual
Record Date:  JUN 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Susan E. Chapman-Hughes  For       For          Management
1b    Elect Director Paul J. Dolan            For       For          Management
1c    Elect Director Jay L. Henderson         For       For          Management
1d    Elect Director Kirk L. Perry            For       For          Management
1e    Elect Director Sandra Pianalto          For       For          Management
1f    Elect Director Alex Shumate             For       For          Management
1g    Elect Director Mark T. Smucker          For       For          Management
1h    Elect Director Richard K. Smucker       For       For          Management
1i    Elect Director Timothy P. Smucker       For       For          Management
1j    Elect Director Jodi L. Taylor           For       For          Management
1k    Elect Director Dawn C. Willoughby       For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation




========================= AIG Commodity Strategy Fund ==========================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to August 18, 2021. The Portfolio was liquidated on July 12, 2021 and held no voting shares of record after that date.

URANIUM PARTICIPATION CORPORATION

Ticker:       U              Security ID:  917017105
Meeting Date: JUL 07, 2021   Meeting Type: Special
Record Date:  MAY 17, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Arrangement Resolution          For       For          Management




======================= AIG Focused Alpha-Large Cap Fund =======================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to August 18, 2021. The Portfolio merged with and into the Touchstone Large Cap Focused Fund, a series of Touchstone Strategic Trust (the "Strategic Trust"), on July 16, 2021 and held no voting shares of record after that date. The Strategic Trust's filing numbers are 811-03651 and 002-80859.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========================== AIG Focused Growth Fund ============================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to August 18, 2021. The Portfolio merged with and into the Touchstone Sands Capital Select Growth Fund, a series of Touchstone Funds Group Trust
(the "Group Trust"), on July 16, 2021 and held no voting shares of record after that date. The Group Trust's filing numbers are 811-08104 and 033-70958.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== AIG Small-Cap Quality Fund ==========================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to August 18, 2021. The Portfolio was liquidated on July 12, 2021 and held no voting shares of record after that date.


ENERSYS

Ticker:       ENS            Security ID:  29275Y102
Meeting Date: AUG 05, 2021   Meeting Type: Annual
Record Date:  JUN 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Hwan-yoon F. Chung       For       For          Management
1.2   Elect Director Arthur T. Katsaros       For       For          Management
1.3   Elect Director Robert Magnus            For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


--------------------------------------------------------------------------------

PLUG POWER INC.

Ticker:       PLUG           Security ID:  72919P202
Meeting Date: JUL 30, 2021   Meeting Type: Annual
Record Date:  JUN 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Andrew J. Marsh          For       For          Management
1.2   Elect Director Gary K. Willis           For       For          Management
1.3   Elect Director Maureen O. Helmer        For       For          Management
2     Increase Authorized Common Stock        For       For          Management
3     Approve Omnibus Stock Plan              For       For          Management
4     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
5     Ratify KPMG LLP as Auditors             For       For          Management


--------------------------------------------------------------------------------

RH

Ticker:       RH             Security ID:  74967X103
Meeting Date: JUL 15, 2021   Meeting Type: Annual
Record Date:  MAY 24, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary Friedman            For       For          Management
1.2   Elect Director Carlos Alberini          For       For          Management
1.3   Elect Director Keith Belling            For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                SunAmerica Specialty Series

By (Signature and Title)*:  /s/ John Genoy
                            ----------------------------------------------------
                            Name: John Genoy
                            Title: President and Principal Executive Officer
                                   of the Funds

Date:  October 22, 2021

* Print the name and title of each signing officer under his or her signature.




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